Deferred share units (DSUs) (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Share Units Dsus Schedule Of Deferred Share Units
Schedule of Deferred Share Units

DSU activity for the year ended December 31, 2018 and the year ended December 31, 2017 are as follows:

	December 31,	December 31,
	2018	2017
	Number	Number

Opening balance	186,330	101,563
Granted	97,072	84,767
Redeemed	(59,798)	–

Closing balance	223,604	186,330